Participation and residual liabilities in the Pictures segment (Tables)	12 Months Ended
Mar. 31, 2025
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Summary Of Detailed Information On Participation And Residual Liabilities Explanatory
The changes in participation and residual liabilities for the fiscal year ended March 31, 2025 are as follows:

Yen in millions
Fiscal year ended March 31
2025

Balance at beginning of the fiscal year	457,824

Current portion	251,743
Non-current portion	206,081

Additional participation and residual liabilities	226,008
Impact due to passage of time	4,370
Amounts paid during the year	(249,346)
Unpaid amounts reversed during the year	(7,599)
Translation adjustment	(5,586)

Balance at end of the fiscal year	425,671

Current portion	236,752
Non-current portion	188,919